DEBT Long Term and Short Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Debt Instrument [Line Items]
Debt Obligations	$ 1,790	$ 2,048
Long-term Debt	1,291	2,038
Long-term Debt, Current Maturities	499	10
Long-term Debt, Excluding Current Maturities	1,291	2,038
Repayments of Senior Debt	260	140
3.30% Senior Notes 2019
Debt Instrument [Line Items]
Debt Obligations	499	498
4.55% Senior Notes 2024
Debt Instrument [Line Items]
Debt Obligations	597	596
4.60% Senior Notes due 2027
Debt Instrument [Line Items]
Debt Obligations	694	694
Term Loan [Member]
Debt Instrument [Line Items]
Debt Obligations	$ 0	$ 260